Initial Public Offering (Details) - $ / shares	1 Months Ended
	Oct. 16, 2020	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Number of units issued	50,855,000
Purchase price	$ 9.94
Description of warrant consists	Each Unit consists of one Class A ordinary share and one-third of one redeemable warrant
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Number of units issued	2,855,000
Purchase price	$ 10.00
Class A ordinary share [Member]
Initial Public Offering (Details) [Line Items]
Warrant exercise price		$ 11.50